Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below sets forth the Company’s Pay versus Performance disclosure:

Year[1]	Summary compensation table total for PEO ($)	Compensation actually paid to PEO[2] ($)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers[6] ($)	Value of initial fixed $100 investment based on:		Net income ($ in millions)[8]	Adjusted earnings, excluding reportable catastrophes, per diluted share[9] ($)
					Total shareholder return ($)	Peer group total shareholder return[7] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	13,777,291	25,036,855	4,144,421	6,786,410	168.12	203.43	760.2	20.35
2023	10,331,024	22,374,091	3,102,460	6,115,004	138.75	146.61	642.5	17.13
2022	8,372,281	4,350,001	3,239,523	1,494,888	100.90	130.65	276.6	13.61
2021	11,504,780	13,725,397	3,887,015	4,581,889	123.55	119.57	1,361.8	12.28
2020	11,855,966	12,584,163	3,622,320	3,999,997	106.09	81.72	441.7	10.49

Company Selected Measure Name	Adjusted earnings, excluding reportable catastrophes, per diluted share
Named Executive Officers, Footnote	The PEOs were as follows: Keith W. Demmings in 2024, 2023 and 2022; and Alan B. Colberg in 2021 and 2020. The NEOs were as follows: Keith R. Meier, Francesca L. Luthi, Biju Nair, and Michael P. Campbell in 2024; Keith R. Meier, Francesca L. Luthi, Robert A. Lonergan, Michael P. Campbell, and Richard S. Dziadzio in 2023; Richard S. Dziadzio, Robert A. Lonergan, Keith R. Meier, and Francesca L. Luthi in 2022; and Richard S. Dziadzio, Gene E. Mergelmeyer, Keith W. Demmings, and Francesca L. Luthi in 2021 and 2020.
Peer Group Issuers, Footnote	Refers to the S&P 500 Multi-Line Insurance Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Stock Performance Graph” in the Company’s 2024 Form 10-K.
PEO Total Compensation Amount	$ 13,777,291	$ 10,331,024	$ 8,372,281	$ 11,504,780	$ 11,855,966
PEO Actually Paid Compensation Amount	$ 25,036,855	22,374,091	4,350,001	13,725,397	12,584,163
Adjustment To PEO Compensation, Footnote	No awards granted to the PEOs during the period failed to meet vesting conditions. The table below details the adjustments made to the summary compensation table total to calculate the compensation actually paid to the PEO for 2024:

Year	Summary compensation table total for PEO ($)	Stock awards and option awards columns of the summary compensation table ($)	Fair value of equity awards granted in year that remained outstanding and unvested as of year-end ($)[3]	Change in fair value of the equity awards granted before year that are outstanding and unvested as of year-end ($)[4]	Fair value of the awards that were granted and vested in year ($)	Change in fair value of all the equity awards granted before year that vested in year ($)[5]	Aggregate change in pension benefits ($)	Pension “service cost” for year ($)	Compensation actually paid to PEO ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	13,777,291	(8,634,289)	12,528,612	6,957,165	—	408,076	—	—	25,036,855

Non-PEO NEO Average Total Compensation Amount	$ 4,144,421	3,102,460	3,239,523	3,887,015	3,622,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,786,410	6,115,004	1,494,888	4,581,889	3,999,997
Adjustment to Non-PEO NEO Compensation Footnote	No awards granted to the NEOs during the period failed to meet vesting conditions. The table below details the adjustments made to the summary compensation table total for the NEOs to calculate the average compensation actually paid to the NEOs for 2024:

Year	Average summary compensation table total for non-PEO named executive officers ($)	Average stock awards and option awards columns of the summary compensation table ($)	Average fair value of equity awards granted in year that remained outstanding and unvested as of year-end ($)	Average change in fair value of the equity awards granted before year that are outstanding and unvested as of year-end ($)	Average fair value of the awards that were granted and vested in year ($)	Average change in fair value of all the equity awards granted before year that vested in year ($)	Average aggregate change in pension benefits ($)	Average pension “service cost” for year ($)	Average compensation actually paid to non-PEO named executive officers ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	4,144,421	(2,392,902)	3,472,181	1,405,044	—	157,666	—	—	6,786,410

Compensation Actually Paid vs. Total Shareholder Return
The graph below represents the relationship between the CAP of the principal executive officer (the CEO, referred to as “PEO” in this section) and the NEOs with the Company’s TSR and a comparison of the Company’s TSR to the cumulative TSR of the peer group included in its Form 10-K:

[1] Certain measures are non-GAAP. A reconciliation of these non-GAAP measures to their most comparable GAAP measures can be found in Appendix A hereto.

Compensation Actually Paid vs. Net Income	The graph below represents the relationship between the CAP of our PEO and NEOs with the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	The graph below represents the relationship between the CAP of our PEO and NEOs with the Company’s Company Selected Measure, Adjusted earnings, excluding reportable catastrophes, per diluted share:
Total Shareholder Return Vs Peer Group
The graph below represents the relationship between the CAP of the principal executive officer (the CEO, referred to as “PEO” in this section) and the NEOs with the Company’s TSR and a comparison of the Company’s TSR to the cumulative TSR of the peer group included in its Form 10-K:

[1] Certain measures are non-GAAP. A reconciliation of these non-GAAP measures to their most comparable GAAP measures can be found in Appendix A hereto.

Tabular List, Table

Tabular List of Performance Measures[1]
Adjusted earnings, excluding reportable catastrophes, per diluted share
Adjusted EBITDA, excluding reportable catastrophes
Relative TSR
Net earned premiums, fees and other income

Total Shareholder Return Amount	$ 168.12	138.75	100.90	123.55	106.09
Peer Group Total Shareholder Return Amount	203.43	146.61	130.65	119.57	81.72
Net Income (Loss)	$ 760,200,000	$ 642,500,000	$ 276,600,000	$ 1,361,800,000	$ 441,700,000
Company Selected Measure Amount | $ / shares	20.35	17.13	13.61	12.28	10.49
PEO Name	Keith W. Demmings	Keith W. Demmings	Keith W. Demmings	Alan B. Colberg	Alan B. Colberg
Additional 402(v) Disclosure	PSU fair value is calculated by taking the current year projected performance adjusted number of shares times the current year closing share price. RSU fair value is calculated by taking the number of shares times the current year closing share price.PSU change in fair value is calculated by taking the current year projected performance adjusted number of shares times the current year closing share price less the prior year projected performance adjusted number of shares times the prior year closing share price. RSU change in fair value is calculated by taking the number of shares times the current year closing share price less the number of shares times the prior year closing share price.PSU change in fair value is calculated by taking the actual number of performance adjusted shares times the vesting date share price less the prior year projected performance adjusted number of shares times the prior year closing share price. RSU change in fair value is calculated by taking the number of shares vested times the vesting date share price less the number of shares times the prior year closing share price.Represents the net income as disclosed in the Company’s audited GAAP financial statements.
The fair value of equity awards is determined in a manner consistent with that disclosed in consolidated financial statements included in the 2024 Form 10-K. The portion of the PSU awards that are earned based on Adjusted earnings, excluding reportable catastrophes, per diluted share are valued at the probable outcome of the performance condition and the Company’s closing share price at each measurement date. The portion of the PSU awards that are earned based on the Company’s TSR relative to the TSR of the S&P 500 Index are valued using a Monte Carlo valuation model at each measurement date. The table below sets out the range of assumptions applied for each measurement date relevant to the Compensation Actually Paid table.

Measurement Date	12/31/2024
Performance factor	1.38 - 1.86
TSR Monte Carlo Assumptions:
Expected volatility	19.26% - 23.56%
Expected remaining term (years)	0.0 - 2.0
Risk free interest rate	4.08% - 4.16%

Equity Valuation Assumption, Performance Factor, Minimum	1.38
Equity Valuation Assumption, Performance Factor, Maximum	1.86
Equity Valuation Assumption, Expected Volatility, Minimum	19.26%
Equity Valuation Assumption, Expected Volatility, Maximum	23.56%
Equity Valuation Assumption, Expected Remaining Term, Minimum	0 years
Equity Valuation Assumption, Expected Remaining Term, Maximum	2 years
Equity Valuation Assumption, Risk Free Interest Rate, Minimum	4.08%
Equity Valuation Assumption, Risk Free Interest Rate, Maximum	4.16%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings, excluding reportable catastrophes, per diluted share
Non-GAAP Measure Description	Represents a non-GAAP measure. A reconciliation of this non-GAAP measure to its most comparable GAAP measure can be found in Appendix A hereto.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA, excluding reportable catastrophes
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net earned premiums, fees and other income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,634,289)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,528,612
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,957,165
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,076
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,392,902)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,472,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,044
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 157,666